Long-Term Receivables and Other Assets - Schedule of Long-Term Receivables and Other Assets (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2015
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease agreements for an additional period	49 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease agreements for an additional period	98 years